Allowance for credit losses - Troubled debt restructuring according to their accruing status (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable
Troubled debt restructurings	$ 1,668,368	$ 1,587,684
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		85,226
TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	113,309	79,926
Construction
Financing Receivable
Troubled debt restructurings	21,497	119
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		6
Construction | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	4,397	6
Mortgages
Financing Receivable
Troubled debt restructurings	1,195,965	1,139,597
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		42,804
Mortgages | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	71,018	42,012
Commercial
Financing Receivable
Troubled debt restructurings	362,797	349,448
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		20,533
Commercial | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	15,236	16,443
Leasing
Financing Receivable
Troubled debt restructurings	610	507
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		61
Leasing | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	150
Consumer
Financing Receivable
Troubled debt restructurings	87,499	98,013
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		21,822
Consumer | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	22,508	21,404
Non-Accruing
Financing Receivable
Troubled debt restructurings	273,830	253,793
Non-Accruing | Construction
Financing Receivable
Troubled debt restructurings	21,497	119
Non-Accruing | Mortgages
Financing Receivable
Troubled debt restructurings	135,772	126,036
Non-Accruing | Commercial
Financing Receivable
Troubled debt restructurings	103,551	111,587
Non-Accruing | Leasing
Financing Receivable
Troubled debt restructurings	218	243
Non-Accruing | Consumer
Financing Receivable
Troubled debt restructurings	12,792	15,808
Accruing
Financing Receivable
Troubled debt restructurings	1,394,538	1,333,891
Accruing | Construction
Financing Receivable
Troubled debt restructurings	0	0
Accruing | Mortgages
Financing Receivable
Troubled debt restructurings	1,060,193	1,013,561
Accruing | Commercial
Financing Receivable
Troubled debt restructurings	259,246	237,861
Accruing | Leasing
Financing Receivable
Troubled debt restructurings	392	264
Accruing | Consumer
Financing Receivable
Troubled debt restructurings	$ 74,707	$ 82,205